Financial instruments - Schedule Of Exposure To Credit Risk To Loan Receivables By Geographical Region (Details) - Loan receivables and commitments in the financial services segment - USD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 1,180	$ 536
Indonesia
Disclosure of credit risk exposure [line items]
Net carrying amount	63	59
Malaysia
Disclosure of credit risk exposure [line items]
Net carrying amount	247	80
Singapore
Disclosure of credit risk exposure [line items]
Net carrying amount	672	295
Thailand
Disclosure of credit risk exposure [line items]
Net carrying amount	101	63
Other countries
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 97	$ 39